                   FIRST METLIFE INVESTORS INSURANCE COMPANY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED FEBRUARY 6, 2006
                     TO PROSPECTUS DATED NOVEMBER 7, 2005

This supplement describes an increase in certain Purchase Payment Credits applicable to Vintage XC/SM/ variable annuity contracts issued on or after November 7, 2005 by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to the prospectus dated November 7, 2005 for the contract. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1.  HIGHLIGHTS

Add the following after the second paragraph under "HIGHLIGHTS":

"For contracts issued on or after November 7, 2005, the Purchase Payment Credit is an amount equal to 6% of the purchase payment. For contracts issued from November 7, 2005 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81/st/ birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply). We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after April 28, 2006."

2.  FEE TABLES AND EXAMPLES

The "Examples" in the "FEE TABLES AND EXAMPLES" section of the prospectus are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. To reflect the effect of the increase in the Purchase Payment Credit, add the following after Chart 2:

CHART 3. Chart 3 assumes your contract is issued on or after November 7, 2005 (while the Purchase Payment Credit increase is in effect) and you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the GMIB Plus rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract.

 (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a) $1,276                  (a) $2,207                  (a) $3,090                  (a) $5,203
       (b) $1,144                  (b) $1,819                  (b) $2,463                  (b) $4,052

 (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
        (a) $476                   (a) $1,487                  (a) $2,550                  (a) $5,203
        (b) $344                   (b) $1,099                  (b) $1,923                  (b) $4,052

                                                        Vintage XC SUPP-PPCV/NY

CHART 4. Chart 4 assumes your contract is issued on or after November 7, 2005 (while the Purchase Payment Credit increase is in effect) and you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.

 (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a) $1,161                  (a) $1,819                  (a) $2,400                  (a) $3,865
       (b) $1,028                  (b) $1,423                  (b) $1,745                  (b) $2,588

 (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
        (a) $361                   (a) $1,099                  (a) $1,860                  (a) $3,865
        (b) $228                   (b)   $703                  (b) $1,205                  (b) $2,588

3.  PURCHASE

Add the following after the second paragraph under "Purchase Payment Credit":

"For contracts issued on or after November 7, 2005, the Purchase Payment Credit is an amount equal to 6% of the purchase payment. For contracts issued from November 7, 2005 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81/st/ birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply). We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after April 28, 2006."

Add the following at the end of the discussion of "Accumulation Units," after the Example:

"EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 7, 2005 (WHILE THE PURCHASE PAYMENT CREDIT INCREASE IS IN EFFECT):

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $300 to your contract as a 6% Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We divide $5,300 by $12.50 and credit your contract on Monday night with 424 accumulation units for the Lord Abbett Growth and Income Portfolio."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 Distributor:
 MetLife Investors Distribution Company               Telephone: 800-989-3752
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

VINTAGE XC is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.


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